INCOME TAXES - Schedule of Unrecognized tax benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
At beginning of year	$ 33,449	$ 27,332	$ 22,940
Additions based on tax positions related to current year	4,693	8,056	756
(Reductions) additions based on tax positions related to prior year	9,940	50	4,984
Reductions due to expiry of the statute of limitations	(6,337)	(1,989)	(1,348)
At end of year	$ 21,865	$ 33,449	$ 27,332